Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000007976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007976
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%	1.05%	2.81%
Without Sales Load [Member] | C000007977
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	1.13%	2.90%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	0.91%	2.41%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	0.91%	2.41%
NACC2 Index: Bloomberg PA Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg PA Municipal Bond Index
Average Annual Return, Percent	2.68%	0.94%	2.60%
NACC2 Index: Bloomberg PA Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg PA Municipal Bond Index
Average Annual Return, Percent	2.68%	0.94%	2.60%